UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07055

T. Rowe Price Dividend Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Dividend Growth Fund

Investor Class (PRDGX)

This annual shareholder report contains important information about Dividend Growth Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Fund - Investor Class	$68	0.64%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period in an extremely narrow market, with returns buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  The following contributed most to the portfolio’s performance, relative to the S&P 500 Index, during the reporting period: an overweight allocation and stock selection in financials, with strength in the banks industry and consumer finance industry.

  The following detracted most from portfolio performance, relative to the benchmark, during the reporting period: stock selection in information technology and an underweight allocation to the sector, stock selection in consumer discretionary, and an underweight allocation in communication services. A handful of names that do not meet our dividend growth criteria and thus are not in our investable universe led returns in these sectors.

  The fund seeks dividend income and long-term capital growth primarily through investments in stocks. The fund will normally invest at least 65% of its total assets in the common stocks of dividend-paying companies that we expect to increase their dividends over time and also provide long-term appreciation. Our in-house research team looks for stocks with sustainable, above-average growth in earnings and dividends, and we attempt to buy them when they are temporarily out of favor or undervalued by the market.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,177	10,180	10,095
2015	10,135	10,194	10,123
2015	9,546	9,455	9,471
2015	10,236	10,048	10,138
2016	10,463	10,145	10,275
2016	10,933	10,412	10,527
2016	11,179	10,870	10,933
2016	11,426	11,327	11,351
2017	11,997	11,978	12,039
2017	12,502	12,339	12,411
2017	12,882	12,903	12,967
2017	13,633	13,721	13,829
2018	13,533	13,633	13,724
2018	13,855	14,163	14,195
2018	14,851	15,172	15,290
2018	13,488	13,002	13,223
2019	15,242	14,828	15,027
2019	16,172	15,435	15,674
2019	16,569	15,614	15,940
2019	17,672	17,035	17,386
2020	14,375	13,475	13,979
2020	16,664	16,443	16,850
2020	18,009	17,957	18,355
2020	20,134	20,593	20,585
2021	21,131	21,900	21,856
2021	22,657	23,705	23,724
2021	22,792	23,681	23,863
2021	25,378	25,877	26,494
2022	24,140	24,512	25,276
2022	21,459	20,418	21,206
2022	20,569	19,506	20,170
2022	22,781	20,907	21,696
2023	23,228	22,408	23,322
2023	24,339	24,288	25,361
2023	23,484	23,497	24,531
2023	25,891	26,334	27,399
2024	27,986	28,973	30,291
2024	28,430	29,904	31,589
2024	30,303	31,767	33,448
2024	29,385	32,604	34,254

202501-4140694, 202502-4108282

F58-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dividend Growth Fund (Investor Class)	13.50%	10.71%	11.38%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P 500 Index (Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$24,093,739
  Number of Portfolio Holdings103
  Investment Advisory Fees Paid (000s)$117,643
  Portfolio Turnover Rate10.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.3%
Financials	18.9
Industrials & Business Services	16.9
Health Care	14.1
Consumer Staples	8.3
Consumer Discretionary	6.8
Energy	4.7
Materials	3.3
Utilities	3.1
Other	4.6

Top Ten Holdings (as a % of Net Assets)

Microsoft	5.9%
Apple	5.8
Visa	2.7
JPMorgan Chase	2.6
Chubb	2.2
General Electric	1.9
Marsh & McLennan	1.8
Eli Lilly	1.7
Walmart	1.7
UnitedHealth Group	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dividend Growth Fund

Investor Class (PRDGX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Dividend Growth Fund

Advisor Class (TADGX)

This annual shareholder report contains important information about Dividend Growth Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Fund - Advisor Class	$95	0.89%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period in an extremely narrow market, with returns buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  The following contributed most to the portfolio’s performance, relative to the S&P 500 Index, during the reporting period: an overweight allocation and stock selection in financials, with strength in the banks industry and consumer finance industry.

  The following detracted most from portfolio performance, relative to the benchmark, during the reporting period: stock selection in information technology and an underweight allocation to the sector, stock selection in consumer discretionary, and an underweight allocation in communication services. A handful of names that do not meet our dividend growth criteria and thus are not in our investable universe led returns in these sectors.

  The fund seeks dividend income and long-term capital growth primarily through investments in stocks. The fund will normally invest at least 65% of its total assets in the common stocks of dividend-paying companies that we expect to increase their dividends over time and also provide long-term appreciation. Our in-house research team looks for stocks with sustainable, above-average growth in earnings and dividends, and we attempt to buy them when they are temporarily out of favor or undervalued by the market.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,169	10,180	10,095
2015	10,121	10,194	10,123
2015	9,527	9,455	9,471
2015	10,208	10,048	10,138
2016	10,428	10,145	10,275
2016	10,891	10,412	10,527
2016	11,127	10,870	10,933
2016	11,364	11,327	11,351
2017	11,924	11,978	12,039
2017	12,417	12,339	12,411
2017	12,786	12,903	12,967
2017	13,526	13,721	13,829
2018	13,414	13,633	13,724
2018	13,724	14,163	14,195
2018	14,703	15,172	15,290
2018	13,343	13,002	13,223
2019	15,070	14,828	15,027
2019	15,978	15,435	15,674
2019	16,357	15,614	15,940
2019	17,434	17,035	17,386
2020	14,168	13,475	13,979
2020	16,417	16,443	16,850
2020	17,727	17,957	18,355
2020	19,808	20,593	20,585
2021	20,773	21,900	21,856
2021	22,259	23,705	23,724
2021	22,375	23,681	23,863
2021	24,896	25,877	26,494
2022	23,667	24,512	25,276
2022	21,024	20,418	21,206
2022	20,140	19,506	20,170
2022	22,295	20,907	21,696
2023	22,717	22,408	23,322
2023	23,789	24,288	25,361
2023	22,938	23,497	24,531
2023	25,271	26,334	27,399
2024	27,298	28,973	30,291
2024	27,716	29,904	31,589
2024	29,522	31,767	33,448
2024	28,610	32,604	34,254

202501-4140694, 202502-4108282

F258-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dividend Growth Fund (Advisor Class)	13.21%	10.41%	11.08%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
S&P 500 Index (Strategy Benchmark)	25.02	14.53	13.10

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$24,093,739
  Number of Portfolio Holdings103
  Investment Advisory Fees Paid (000s)$117,643
  Portfolio Turnover Rate10.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.3%
Financials	18.9
Industrials & Business Services	16.9
Health Care	14.1
Consumer Staples	8.3
Consumer Discretionary	6.8
Energy	4.7
Materials	3.3
Utilities	3.1
Other	4.6

Top Ten Holdings (as a % of Net Assets)

Microsoft	5.9%
Apple	5.8
Visa	2.7
JPMorgan Chase	2.6
Chubb	2.2
General Electric	1.9
Marsh & McLennan	1.8
Eli Lilly	1.7
Walmart	1.7
UnitedHealth Group	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dividend Growth Fund

Advisor Class (TADGX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Dividend Growth Fund

I Class (PDGIX)

This annual shareholder report contains important information about Dividend Growth Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Fund - I Class	$53	0.50%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period in an extremely narrow market, with returns buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  The following contributed most to the portfolio’s performance, relative to the S&P 500 Index, during the reporting period: an overweight allocation and stock selection in financials, with strength in the banks industry and consumer finance industry.

  The following detracted most from portfolio performance, relative to the benchmark, during the reporting period: stock selection in information technology and an underweight allocation to the sector, stock selection in consumer discretionary, and an underweight allocation in communication services. A handful of names that do not meet our dividend growth criteria and thus are not in our investable universe led returns in these sectors.

  The fund seeks dividend income and long-term capital growth primarily through investments in stocks. The fund will normally invest at least 65% of its total assets in the common stocks of dividend-paying companies that we expect to increase their dividends over time and also provide long-term appreciation. Our in-house research team looks for stocks with sustainable, above-average growth in earnings and dividends, and we attempt to buy them when they are temporarily out of favor or undervalued by the market.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
12/17/15	500,000	500,000	500,000
12/31/15	501,460	501,104	500,805
3/31/16	512,563	505,956	507,555
6/30/16	535,761	519,265	520,017
9/30/16	547,960	542,101	540,048
12/31/16	560,344	564,920	560,701
3/31/17	588,382	597,365	594,714
6/30/17	613,308	615,379	613,080
9/30/17	632,282	643,510	640,548
12/31/17	669,449	684,291	683,111
3/31/18	664,686	679,881	677,925
6/30/18	680,657	706,321	701,204
9/30/18	729,937	756,638	755,272
12/31/18	663,229	648,422	653,161
3/31/19	749,641	739,483	742,304
6/30/19	795,576	769,766	774,252
9/30/19	815,398	778,714	787,401
12/31/19	869,871	849,557	858,818
3/31/20	707,689	672,002	690,507
6/30/20	820,796	820,028	832,359
9/30/20	887,220	895,532	906,684
12/31/20	992,341	1,027,010	1,016,830
3/31/21	1,041,800	1,092,194	1,079,619
6/30/21	1,117,439	1,182,188	1,171,913
9/30/21	1,124,394	1,180,986	1,178,735
12/31/21	1,252,363	1,290,553	1,308,715
3/31/22	1,191,760	1,222,431	1,248,534
6/30/22	1,059,826	1,018,271	1,047,506
9/30/22	1,016,099	972,809	996,360
12/31/22	1,125,903	1,042,677	1,071,695
3/31/23	1,148,243	1,117,544	1,152,041
6/30/23	1,203,545	1,211,271	1,252,754
9/30/23	1,161,639	1,171,858	1,211,746
12/31/23	1,281,135	1,313,323	1,353,419
3/31/24	1,385,329	1,444,909	1,496,285
6/30/24	1,407,796	1,491,377	1,560,382
9/30/24	1,501,076	1,584,277	1,652,235
12/31/24	1,455,999	1,625,996	1,692,040

202501-4140694, 202502-4108282

F433-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/17/15
Dividend Growth Fund (I Class)	13.65%	10.85%	12.55%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.94
S&P 500 Index (Strategy Benchmark)	25.02	14.53	14.44

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$24,093,739
  Number of Portfolio Holdings103
  Investment Advisory Fees Paid (000s)$117,643
  Portfolio Turnover Rate10.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.3%
Financials	18.9
Industrials & Business Services	16.9
Health Care	14.1
Consumer Staples	8.3
Consumer Discretionary	6.8
Energy	4.7
Materials	3.3
Utilities	3.1
Other	4.6

Top Ten Holdings (as a % of Net Assets)

Microsoft	5.9%
Apple	5.8
Visa	2.7
JPMorgan Chase	2.6
Chubb	2.2
General Electric	1.9
Marsh & McLennan	1.8
Eli Lilly	1.7
Walmart	1.7
UnitedHealth Group	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dividend Growth Fund

I Class (PDGIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Dividend Growth Fund

Z Class (TRZDX)

This annual shareholder report contains important information about Dividend Growth Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dividend Growth Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period in an extremely narrow market, with returns buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  The following contributed most to the portfolio’s performance, relative to the S&P 500 Index, during the reporting period: an overweight allocation and stock selection in financials, with strength in the banks industry and consumer finance industry.

  The following detracted most from portfolio performance, relative to the benchmark, during the reporting period: stock selection in information technology and an underweight allocation to the sector, stock selection in consumer discretionary, and an underweight allocation in communication services. A handful of names that do not meet our dividend growth criteria and thus are not in our investable universe led returns in these sectors.

  The fund seeks dividend income and long-term capital growth primarily through investments in stocks. The fund will normally invest at least 65% of its total assets in the common stocks of dividend-paying companies that we expect to increase their dividends over time and also provide long-term appreciation. Our in-house research team looks for stocks with sustainable, above-average growth in earnings and dividends, and we attempt to buy them when they are temporarily out of favor or undervalued by the market.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
2/22/21	10,000	10,000	10,000
3/31/21	10,358	10,168	10,265
6/30/21	11,125	11,006	11,143
9/30/21	11,207	10,994	11,207
12/31/21	12,498	12,014	12,443
3/31/22	11,906	11,380	11,871
6/30/22	10,601	9,480	9,960
9/30/22	10,178	9,056	9,473
12/31/22	11,291	9,707	10,190
3/31/23	11,530	10,404	10,954
6/30/23	12,102	11,276	11,911
9/30/23	11,697	10,909	11,521
12/31/23	12,915	12,226	12,868
3/31/24	13,982	13,451	14,227
6/30/24	14,227	13,884	14,836
9/30/24	15,188	14,749	15,709
12/31/24	14,753	15,137	16,088

202501-4140694, 202502-4108282

F1406-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 2/22/21
Dividend Growth Fund (Z Class)	14.23%	10.61%
Russell 3000 Index (Regulatory Benchmark)	23.81	11.35
S&P 500 Index (Strategy Benchmark)	25.02	13.13

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$24,093,739
  Number of Portfolio Holdings103
  Investment Advisory Fees Paid (000s)$117,643
  Portfolio Turnover Rate10.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.3%
Financials	18.9
Industrials & Business Services	16.9
Health Care	14.1
Consumer Staples	8.3
Consumer Discretionary	6.8
Energy	4.7
Materials	3.3
Utilities	3.1
Other	4.6

Top Ten Holdings (as a % of Net Assets)

Microsoft	5.9%
Apple	5.8
Visa	2.7
JPMorgan Chase	2.6
Chubb	2.2
General Electric	1.9
Marsh & McLennan	1.8
Eli Lilly	1.7
Walmart	1.7
UnitedHealth Group	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Dividend Growth Fund

Z Class (TRZDX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$23,064
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRDGX Dividend Growth Fund
TADGX Dividend Growth Fund–
.
Advisor Class
PDGIX Dividend Growth Fund–
.
I Class
TRZDX Dividend Growth Fund–
.
Z Class

T. ROWE PRICE Dividend Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 70.81 $ 64.10 $ 74.07 $ 60.01 $ 53.32
Investment activities
Net investment income
(1)(2)
0.76 0.83 0.72 0.59 0.62
Net realized and unrealized
gain/loss 8.8 7 7.85 (8.25) 14.95 6.69
Total from investment
activities 9.63 8.68 (7.53) 15.54 7.31
Distributions
Net investment income (0.78) (0.82) (0.73) (0.58) (0.62)
Net realized gain (2.80) (1.15) (1.71) (0.90) —
Total distributions (3.58) (1.97) (2.44) (1.48) (0.62)
NET ASSET VALUE
End of period $ 76.86 $ 70.81 $ 64.10 $ 74.07 $ 60.01
Ratios/Supplemental Data
Total return
(2)(3)
13.50% 13.65% (10.23)% 26.04% 13.93%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.64% 0.64% 0.64% 0.62% 0.63%
Net expenses after waivers/
payments by Price Associates 0.64% 0.64% 0.64% 0.62% 0.63%
Net investment income 0.98% 1.24% 1.08% 0.88% 1.19%
Portfolio turnover rate 10.0% 15.9% 15.5% 12.3% 13.1%
Net assets, end of period (in
millions) $12,410 $12,279 $11,086 $14,625 $12,078
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dividend Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 70.72 $ 64.03 $ 73.98 $ 59.95 $ 53.26
Investment activities
Net investment income
(1)(2)
0.56 0.65 0.55 0.40 0.47
Net realized and unrealized
gain/loss 8.86 7.84 (8.22) 14.93 6.69
Total from investment
activities 9.42 8.49 (7.67) 15.33 7.16
Distributions
Net investment income (0.59) (0.65) (0.57) (0.40) (0.47)
Net realized gain (2.80) (1.15) (1.71) (0.90) —
Total distributions (3.39) (1.80) (2.28) (1.30) (0.47)
NET ASSET VALUE
End of period $ 76.75 $ 70.72 $ 64.03 $ 73.98 $ 59.95
Ratios/Supplemental Data
Total return
(2)(3)
13.21% 13.35% (10.45)% 25.68% 13.62%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.89% 0.90% 0.90% 0.89% 0.90%
Net expenses after
waivers/payments by Price
Associates 0.89% 0.90% 0.90% 0.89% 0.90%
Net investment income 0.73% 0.98% 0.83% 0.60% 0.91%
Portfolio turnover rate 10.0% 15.9% 15.5% 12.3% 13.1%
Net assets, end of period (in
thousands) $360,873 $355,667 $352,408 $438,861 $345,694
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dividend Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 70.77 $ 64.07 $ 74.05 $ 59.98 $ 53.30
Investment activities
Net investment income
(1)(2)
0.87 0.92 0.83 0.67 0.68
Net realized and unrealized
gain/loss 8.87 7.84 (8.26) 14.95 6.69
Total from investment
activities 9.74 8.76 (7.43) 15.62 7.37
Distributions
Net investment income (0.89) (0.91) (0.84) (0.65) (0.69)
Net realized gain (2.80) (1.15) (1.71) (0.90) —
Total distributions (3.69) (2.06) (2.55) (1.55) (0.69)
NET ASSET VALUE
End of period $ 76.82 $ 70.77 $ 64.07 $ 74.05 $ 59.98
Ratios/Supplemental Data
Total return
(2)(3)
13.65% 13.79% (10.10)% 26.20% 14.08%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.50% 0.51% 0.50% 0.49% 0.50%
Net expenses after
waivers/payments by Price
Associates 0.50% 0.51% 0.50% 0.49% 0.50%
Net investment income 1.12% 1.38% 1.26% 1.00% 1.31%
Portfolio turnover rate 10.0% 15.9% 15.5% 12.3% 13.1%
Net assets, end of period (in
millions) $10,904 $10,154 $8,671 $6,815 $5,541
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dividend Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
2/22/21
(1)
Through
12/31/21 12/31/24 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 70.88 $ 64.14 $ 74.12 $ 60.84
Investment activities
Net investment income
(2)(3)
1.26 1.25 1.15 0.86
Net realized and unrealized gain/loss 8.90 7.87 (8.26) 14.22
Total from investment activities 10.16 9.12 (7.11) 15.08
Distributions
Net investment income (1.26) (1.23) (1.16) (0.90)
Net realized gain (2.80) (1.15) (1.71) (0.90)
Total distributions (4.06) (2.38) (2.87) (1.80)
NET ASSET VALUE
End of period $ 76.98 $ 70.88 $ 64.14 $ 74.12
Ratios/Supplemental Data
Total return
(3)(4)
14.23% 14.38% (9.66)% 24.98%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 0.49% 0.50% 0.49% 0.49%
(5)
Net expenses after waivers/payments by
Price Associates 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 1.62% 1.88% 1.73% 1.46%
(5)
Portfolio turnover rate 10.0% 15.9% 15.5% 12.3%
Net assets, end of period (in millions) $419 $450 $434 $545
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dividend Growth Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.7%
COMMUNICATION SERVICES  1.2%
Wireless Telecommunication Services  1.2%
T-Mobile U.S.  1,298,600 286,640
Total Communication Services 286,640
CONSUMER DISCRETIONARY  6.8%
Hotels, Restaurants & Leisure  3.2%
Hilton Worldwide Holdings  1,302,503 321,926
Marriott International, Class A  280,053 78,118
McDonald's  870,275 252,284
Yum! Brands  975,461 130,868
783,196
Specialty Retail  3.2%
Home Depot  863,475 335,883
Ross Stores  2,197,084 332,353
Tractor Supply (1) 1,818,800 96,506
764,742
Textiles, Apparel & Luxury Goods  0.4%
NIKE, Class B  1,240,199 93,846
93,846
Total Consumer Discretionary 1,641,784
CONSUMER STAPLES  8.3%
Beverages  2.0%
Coca-Cola  4,849,221 301,913
Constellation Brands, Class A  258,755 57,185
PepsiCo  791,479 120,352
479,450
Consumer Staples Distribution & Retail  2.8%
Costco Wholesale  162,729 149,104
Dollar General  378,803 28,721
Target  679,600 91,868
Walmart  4,476,564 404,457
674,150
Food Products  0.7%
Mondelez International, Class A  2,968,751 177,324
177,324

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products  1.0%
Colgate-Palmolive  2,699,486 245,410
245,410
Personal Care Products  1.0%
Kenvue  11,759,953 251,075
251,075
Tobacco  0.8%
Philip Morris International  1,587,700 191,080
191,080
Total Consumer Staples 2,018,489
ENERGY  4.7%
Energy Equipment & Services  0.8%
Schlumberger  4,981,600 190,995
190,995
Oil, Gas & Consumable Fuels  3.9%
ConocoPhillips  2,039,500 202,257
EOG Resources  1,244,159 152,509
EQT  2,921,200 134,697
Exxon Mobil  2,909,808 313,008
Williams  2,378,900 128,746
931,217
Total Energy 1,122,212
FINANCIALS  18.9%
Banks  4.8%
Bank of America  8,465,397 372,054
JPMorgan Chase  2,575,148 617,289
Wells Fargo  2,517,806 176,851
1,166,194
Capital Markets  3.6%
Charles Schwab  3,773,846 279,303
Goldman Sachs Group  268,950 154,006
Morgan Stanley  2,343,909 294,676
S&P Global  293,352 146,098
874,083
Consumer Finance  1.5%
American Express  1,215,574 360,770
360,770

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Financial Services  2.7%
Visa, Class A  2,032,139 642,237
642,237
Insurance  6.3%
Aon, Class A  291,147 104,568
Chubb  1,879,922 519,422
Hartford Financial Services Group  1,724,670 188,679
Marsh & McLennan  2,006,585 426,219
Progressive  1,121,438 268,708
1,507,596
Total Financials 4,550,880
HEALTH CARE  14.1%
Biotechnology  1.0%
AbbVie  1,397,401 248,318
248,318
Health Care Equipment & Supplies  2.7%
Becton Dickinson & Company  1,123,192 254,818
GE HealthCare Technologies  1,668,639 130,454
Stryker  743,032 267,529
652,801
Health Care Providers & Services  4.4%
Cigna Group  397,235 109,693
Elevance Health  444,133 163,841
McKesson  513,290 292,529
Quest Diagnostics  738,900 111,470
UnitedHealth Group  750,589 379,693
1,057,226
Life Sciences Tools & Services  2.6%
Danaher  1,078,393 247,545
Thermo Fisher Scientific  719,629 374,373
621,918
Pharmaceuticals  3.4%
AstraZeneca, ADR (1) 3,844,544 251,895
Eli Lilly  535,340 413,282
Johnson & Johnson  224,047 32,402
Zoetis  753,921 122,836
820,415
Total Health Care 3,400,678

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  16.9%
Aerospace & Defense  3.9%
General Electric  2,712,632 452,440
Howmet Aerospace  2,498,371 273,247
Northrop Grumman  480,468 225,479
951,166
Building Products  0.7%
Trane Technologies  479,924 177,260
177,260
Commercial Services & Supplies  1.1%
Waste Connections  1,490,272 255,701
255,701
Electrical Equipment  1.9%
GE Vernova  390,458 128,433
Rockwell Automation  482,900 138,008
Schneider Electric (EUR)  724,676 180,413
446,854
Ground Transportation  2.2%
CSX  4,666,300 150,582
Old Dominion Freight Line  869,950 153,459
Union Pacific  1,013,254 231,062
535,103
Industrial Conglomerates  2.6%
Honeywell International  1,310,250 295,972
Roper Technologies  646,557 336,113
632,085
Machinery  2.3%
Cummins  233,999 81,572
Deere  415,400 176,005
Illinois Tool Works  347,890 88,211
Otis Worldwide  1,003,573 92,941
Stanley Black & Decker  1,048,494 84,184
Toro (1) 325,000 26,032
548,945
Professional Services  2.2%
Automatic Data Processing  505,300 147,917
Booz Allen Hamilton Holding  182,000 23,423
Broadridge Financial Solutions  1,227,666 277,563

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Equifax  273,110 69,602
518,505
Total Industrials & Business Services 4,065,619
INFORMATION TECHNOLOGY  19.3%
Electronic Equipment, Instruments & Components  1.9%
Amphenol, Class A  4,305,156 298,993
TE Connectivity  1,153,264 164,882
463,875
IT Services  1.4%
Accenture, Class A  960,090 337,750
337,750
Semiconductors & Semiconductor Equipment  4.3%
Analog Devices  1,126,300 239,294
Applied Materials  1,216,029 197,763
KLA  386,464 243,518
Microchip Technology  1,527,809 87,620
QUALCOMM  749,248 115,099
Texas Instruments  754,988 141,568
1,024,862
Software  5.9%
Microsoft  3,388,605 1,428,297
1,428,297
Technology Hardware, Storage & Peripherals  5.8%
Apple  5,603,639 1,403,263
1,403,263
Total Information Technology 4,658,047
MATERIALS  3.3%
Chemicals  2.4%
Linde  706,821 295,925
RPM International  573,446 70,568
Sherwin-Williams  620,889 211,059
577,552
Containers & Packaging  0.9%
Avery Dennison  911,130 170,500
Ball  889,451 49,035
219,535
Total Materials 797,087

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  2.1%
Industrial Real Estate Investment Trusts  0.3%
Rexford Industrial Realty, REIT  1,784,401 68,985
68,985
Residential Real Estate Investment Trusts  1.1%
Equity Residential, REIT  3,614,790 259,397
259,397
Specialized Real Estate Investment Trusts  0.7%
American Tower, REIT  948,985 174,053
174,053
Total Real Estate 502,435
UTILITIES  3.1%
Electric Utilities  0.6%
NextEra Energy  2,072,778 148,597
148,597
Gas Utilities  0.7%
Atmos Energy (1) 1,144,583 159,406
159,406
Multi-Utilities  1.8%
Ameren  2,811,941 250,656
CMS Energy  2,712,041 180,758
431,414
Total Utilities 739,417
Total Common Stocks (Cost $11,489,110) 23,783,288
SHORT-TERM INVESTMENTS  1.2%
Money Market Funds  1.2%
T. Rowe Price Government Reserve Fund, 4.53% (2)(3) 295,199,594 295,200
Total Short-Term Investments (Cost $295,200) 295,200

T. ROWE PRICE Dividend Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.53% (2)(3) 40,514,084 40,514
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 40,514
Total Securities Lending Collateral (Cost $40,514) 40,514
Total Investments in Securities
100.1% of Net Assets
(Cost $11,824,824) $ 24,119,002
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. All or a portion of this security is on loan at December 31, 2024.
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Dividend Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 29,471++
Totals $ —# $ — $ 29,471+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 776,993  ¤  ¤ $ 335,714
Total $ 335,714^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $29,471 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $335,714.

T. ROWE PRICE Dividend Growth Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $11,824,824) $ 24,119,002
Receivable for investment securities sold 21,587
Dividends receivable 18,588
Receivable for shares sold 16,128
Cash 4
Other assets 3,448
Total assets 24,178,757
Liabilities
Obligation to return securities lending collateral 40,514
Payable for shares redeemed 22,726
Investment management fees payable 10,188
Payable for investment securities purchased 9,641
Due to affiliates 184
Payable to directors 20
Other liabilities 1,745
Total liabilities 85,018
NET ASSETS $ 24,093,739

T. ROWE PRICE Dividend Growth Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 12,539,762
Paid-in capital applicable to 313,535,936 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 11,553,977
NET ASSETS $ 24,093,739
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $12,410,196; Shares outstanding:
161,457,548) $ 76.86
Advisor Class
(Net assets: $360,873; Shares outstanding: 4,702,178) $ 76.75
I Class
(Net assets: $10,903,767; Shares outstanding:
141,934,367) $ 76.82
Z Class
(Net assets: $418,903; Shares outstanding: 5,441,843) $ 76.98

T. ROWE PRICE Dividend Growth Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,317) $ 398,568
Securities lending 348
.
  Interest 7
Other 2,646
Total income 401,569
Expenses
Investment management 119,964
Shareholder servicing
Investor Class $ 18,292
Advisor Class 565
I Class 1,147 20,004
Rule 12b-1 fees
Advisor Class 940
Prospectus and shareholder reports
Investor Class 674
Advisor Class 36
I Class 507 1,217
Custody and accounting 582
Registration 346
Legal and audit 92
Directors 82
Miscellaneous 177
Waived / paid by Price Associates (2,321)
Total expenses 141,083
Net investment income 260,486

T. ROWE PRICE Dividend Growth Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,139,104
Foreign currency transactions (36)
Net realized gain 1,139,068
Change in net unrealized gain / loss
Securities 1,736,115
Other assets and liabilities denominated in foreign currencies (352)
Change in net unrealized gain / loss 1,735,763
Net realized and unrealized gain / loss 2,874,831
INCREASE IN NET ASSETS FROM OPERATIONS $ 3,135,317

T. ROWE PRICE Dividend Growth Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 260,486 $ 284,860
Net realized gain 1,139,068 423,070
Change in net unrealized gain / loss 1,735,763 2,146,455
Increase in net assets from operations 3,135,317 2,854,385
Distributions to shareholders
Net earnings
Investor Class (567,830) (338,936)
Advisor Class (15,665) (9,174)
I Class (511,937) (289,447)
Z Class (22,617) (15,109)
Decrease in net assets from distributions (1,118,049) (652,666)
Capital share transactions
*
Shares sold
Investor Class 1,867,058 2,615,656
Advisor Class 78,935 79,982
I Class 1,713,261 2,030,515
Z Class 229 3,114
Distributions reinvested
Investor Class 523,265 311,692
Advisor Class 14,672 8,637
I Class 479,955 268,787
Z Class 22,617 15,109
Shares redeemed
Investor Class (3,312,344) (2,910,989)
Advisor Class (120,705) (121,259)
I Class (2,335,822) (1,761,836)
Z Class (93,143) (46,163)
Increase (decrease) in net assets from capital
share transactions (1,162,022) 493,245

T. ROWE PRICE Dividend Growth Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase during period 855,246 2,694,964
Beginning of period 23,238,493 20,543,529
End of period $ 24,093,739 $ 23,238,493
*Share information (000s)
Shares sold
Investor Class 24,195 39,491
Advisor Class 1,035 1,208
I Class 22,357 30,584
Z Class 3 47
Distributions reinvested
Investor Class 6,620 4,533
Advisor Class 186 126
I Class 6,076 3,915
Z Class 286 221
Shares redeemed
Investor Class (42,757) (43,563)
Advisor Class (1,548) (1,809)
I Class (29,977) (26,367)
Z Class (1,192) (687)
Increase (decrease) in shares outstanding (14,716) 7,699

T. ROWE PRICE Dividend Growth Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Dividend Growth Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks dividend income and long-term capital growth primarily through investments in stocks. The fund has four classes of shares: the Dividend Growth Fund (Investor Class), the
Dividend Growth Fund–Advisor Class (Advisor Class), the Dividend Growth
Fund–I Class (I Class) and the Dividend Growth Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred,

T. ROWE PRICE Dividend Growth Fund

are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE Dividend Growth Fund

New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Dividend Growth Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Dividend Growth Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Dividend Growth Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $39,933,000; the value of cash collateral and related investments was $40,514,000.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 23,602,875 $ 180,413 $ — $ 23,783,288
Short-Term Investments 295,200 — — 295,200
Securities Lending Collateral 40,514 — — 40,514
Total $ 23,938,589 $ 180,413 $ — $ 24,119,002

T. ROWE PRICE Dividend Growth Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $2,421,725,000 and
$4,018,919,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 264,082 $ 281,917
Long-term capital gain 853,967 370,749
Total distributions $ 1,118,049 $ 652,666

T. ROWE PRICE Dividend Growth Fund

At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax
($000s)
Cost of investments $ 11,847,018
Unrealized appreciation $ 12,506,208
Unrealized depreciation (234,222)
Net unrealized appreciation (depreciation) $ 12,271,986
($000s)
Undistributed ordinary income $ 27
Undistributed long-term capital gain 267,749
Net unrealized appreciation (depreciation) 12,271,986
Total distributable earnings (loss) $ 12,539,762

T. ROWE PRICE Dividend Growth Fund

liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.20%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%. Effective May 1, 2021, Price
Associates has contractually agreed, at least through February 28, 2027, to waive a portion of its management fee so that an individual fund fee of 0.17%
is applied to the fund’s average daily net assets that are equal to or greater than $25 billion. Thereafter, this agreement will automatically renew for one-
year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $70,000 and allocated ratably in the amounts of $36,000 for the Investor Class, $1,000 for the Advisor Class,
$32,000 for the I Class, and $1,000 for the Z Class, for the year ended
December 31, 2024.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses

T. ROWE PRICE Dividend Growth Fund

decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated
in the table below. At December 31, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE Dividend Growth Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2024, expenses incurred pursuant to these service agreements were $116,000 for Price Associates; $4,122,000 for T. Rowe Price Services,
Inc.; and $335,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.84% 1.09% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 04/30/26 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(2,251)

T. ROWE PRICE Dividend Growth Fund

of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Dividend Growth Fund

NOTE 8 - INTERFUND LENDING PROGRAM
Price Associates has developed and manages an interfund lending program that provides temporary liquidity to the T. Rowe Price-sponsored mutual funds.
The program permits the borrowing and lending of cash between the fund and other T. Rowe Price-sponsored mutual funds at rates beneficial to both the borrowing and lending funds. Pursuant to program guidelines, the fund may lend up to 15% of its net assets, and no more than 5% of its net assets may be lent to any one borrower. Loans totaling 10% or more of a borrowing fund’s total assets require collateralization at 102% of the value of the loan; loans of less than 10% are unsecured. During the year ended December 31, 2024, the fund earned $3,000 in interest income related to loans made to other funds on
2 days in the average amount of $8,200,000 and at an average annual rate of
6.21%. At December 31, 2024, there were no loans outstanding.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Dividend Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of
T. Rowe Price Dividend Growth Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Dividend Growth Fund, Inc. (the
"Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Dividend Growth Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Dividend Growth Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $943,147,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $355,456,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $314,717,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F58-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Dividend Growth Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025